Feb. 01, 2019
MassMutual Premier Global Fund
MassMutual Premier Global Fund
MASSMUTUAL PREMIER FUNDS
MassMutual Premier Global Fund
(each a “Fund,” and together, the “Funds”)
Supplement dated May 28, 2019 to the
Prospectus dated February 1, 2019

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

At the close of business on May 24, 2019, Invesco replaced Oppenheimer Funds, Inc. (“OFI”) as the subadviser of the MassMutual Premier Global Fund. Therefore, all references to OFI as the subadviser of the MassMutual Premier Global Fund are hereby deleted. The Principal Investment Strategies remain the same, except for substituting all references to OFI with Invesco.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE